Mainland China Employee Contribution Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Mainland China Employee Contribution Plan [Abstract]
Continuing operations expense	$ 265	$ 737	$ 749
Discontinued operations expense